Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expenses Benefit [Line Items]
Current income tax expense benefit	$ 460	$ 440	$ 534
Taxes in respect of previous years -			0
Deferred taxes in Israel	(2)	(2)	63
Income tax expense benefit	458	438	597
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current foreign tax expense benefit	144	44	43
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current state and local tax expense benefit	$ 316	$ 396	$ 491